STATEMENTS OF OPERATIONS (FY) - USD ($)		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
STATEMENTS OF OPERATIONS
Operating costs	$ 1,000	$ 1,472,168
Loss from operations	(1,000)	(1,472,168)
Other income:
Change in fair value of warrant liability		236,500
Transaction Costs		(837,355)
Interest earned on marketable securities held in Trust Account		11,254
Other income (expenses), net:	(1,000)	(589,601)
Net income (loss)	$ (1,000)	$ (2,061,769)
Basic and diluted weighted average shares outstanding, common stock subject to possible redemption		20,505,492
Basic and diluted net loss per share, common stock subject to possible redemption	$ 0.00	$ 0.00
Weighted average non-redeemable common shares outstanding, basic and diluted		6,238,411
Basic and diluted net loss per non-redeemable common share	$ 0.00	$ (0.33)